Fair Value Measurements (Tables)	12 Months Ended
Mar. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value of Financial Assets Measured at Fair Value on Recurring Basis

The fair value of the Company’s financial assets measured at fair value on a recurring basis as of March 31, 2021 and 2020 were as follows:

	March 31, 2021		March 31, 2020
	Quoted Market Prices of Identical Assets	Significant Other Observable Inputs	Quoted Market Prices of Identical Assets	Significant Other Observable Inputs
	(Level 1)	(Level 2)	(Level 1)	(Level 2)
Assets
Short-term marketable securities *	$418,480	$—	$595,383	$—
Long-term marketable securities *	543,623	—	448,572	—
Long-term debt instruments *	3,033	—	5,066	—
Long-term equity instruments *	10,553	—	6,001	—
Forward contracts	—	680	—	35
	$975,689	$680	$1,055,022	$35
Liabilities
Forward contracts	$—	$(591)	$—	$(4,667)

*Refer to Note 3 for additional details on marketable securities.